RULE 497 FILING

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the KraneShares Bosera MSCI China A Share ETF (the “Fund”), a series of KraneShares Trust. The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on December 24, 2014 (Accession Number: 0001144204-14-075920), which is incorporated herein by reference.